OTHER LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Current other liabilities	$ 1,372	$ 1,337	$ 3,835
Noncurrent other liabilities	532	0	0
Total other liabilities	1,904	1,337	3,835
Lease obligations
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total other liabilities	739
Loan obligations
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total other liabilities	263
Flow-through share premium obligation
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total other liabilities	$ 902	$ 1,337	$ 3,835